Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Salient MF Trust
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SALIENT MF TRUST

Supplement dated May 29, 2019

to the

Salient MF Trust Class A, Class C, Class I, Class F Prospectus

and

Salient MF Trust Class R6 Prospectus

each dated May 1, 2019, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE TO PERFORMANCE INFORMATION

Effective May 29, 2019, the following sentence is added under Performance Information in the “Fund Summary” section of each of the funds included in the Prospectus:

All returns reflect reinvestment of all dividend and capital gain distributions.

Salient MLP & Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SALIENT MF TRUST

Supplement dated May 29, 2019

to the

Salient MF Trust Class A, Class C, Class I, Class F Prospectus

and

Salient MF Trust Class R6 Prospectus

each dated May 1, 2019, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE TO PERFORMANCE INFORMATION

Effective May 29, 2019, the following sentence is added under Performance Information in the “Fund Summary” section of each of the funds included in the Prospectus:

All returns reflect reinvestment of all dividend and capital gain distributions.

Salient Tactical Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SALIENT MF TRUST

Supplement dated May 29, 2019

to the

Salient MF Trust Class A, Class C, Class I, Class F Prospectus

and

Salient MF Trust Class R6 Prospectus

each dated May 1, 2019, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE TO PERFORMANCE INFORMATION

Effective May 29, 2019, the following sentence is added under Performance Information in the “Fund Summary” section of each of the funds included in the Prospectus:

All returns reflect reinvestment of all dividend and capital gain distributions.